Shareholders' equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders' equity	Shareholders’ equity
Share capital
ASML’s authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Number of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	1
Ordinary shares	700,000,000	€0.09 per share	1
The issued and fully paid-up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2022	2023	2024
Issued ordinary shares with nominal value of €0.09	394,589,411	393,421,721	393,283,720
Issued ordinary treasury shares with nominal value of €0.09	8,548,631	6,162,857	546,972
Total issued ordinary shares with nominal value of €0.09	403,138,042	399,584,578	393,830,692
As of December 31, 2024, 90,315,092 ordinary shares were held by 292 registered holders with a registered address in the US. Since certain of our ordinary shares were held by brokers and nominees, the number of record holders in the US may not be representative of the number of beneficial holders, or of where the beneficial holders are resident.
Each ordinary share consists of 900 fractional shares. Fractional shares entitle the holder thereof to a fractional dividend, but do not give entitlement to voting rights. Only those persons who hold shares directly in the share register in the Netherlands, held by us at our address at 5504 DR Veldhoven, De Run 6501, the Netherlands, or in
the New York share register, held by JP Morgan Chase Bank, N.A., P.O. Box 64506, St. Paul, MN 55164-0506,
United States, can hold fractional shares. Shareholders who hold ordinary shares through the deposit system under the Dutch Securities Bank Giro Transfer Act maintained by the Dutch central securities depository Euroclear
Nederland or through the Depository Trust Company cannot hold fractional shares.
No cumulative preference shares have been issued. Each share carries one vote.
There are no special voting rights on the issued shares in our share capital.
There are currently no limitations, either under Dutch law or in our Articles of Association, on the transfer of ordinary shares in the share capital of ASML. Pursuant to our Articles of Association, the Supervisory Board’s approval shall be required for every transfer of cumulative preference shares.
Issue and repurchase of (rights to) shares
Our Board of Management has the power to issue ordinary shares and cumulative preference shares insofar as it has been authorized to do so by the General Meeting. The Board of Management requires approval of the
Supervisory Board for such an issue. The authorization by the General Meeting can only be granted for a certain period not exceeding five years and may be extended for no longer than five years on each occasion. If the General
Meeting has not authorized the Board of Management to issue shares, the General Meeting will be authorized to issue shares on the Board of Management’s proposal, provided that the Supervisory Board has approved such a proposal.
Holders of our ordinary shares have a preemptive right, in proportion to the aggregate nominal amount they hold. This preemptive right may be restricted or excluded. Holders of ordinary shares do not have preemptive rights with respect to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting, the Board of Management has the power, subject to approval of the Supervisory Board, to restrict or exclude the preemptive rights of holders of ordinary shares.
At our 2024 AGM, the Board of Management was authorized from April 24, 2024, through October 24, 2025, subject to the approval of the Supervisory Board, to issue shares and/or rights thereto, representing up to a maximum of
5% of our issued share capital at April 24, 2024, plus an additional 5% of our issued share capital at April 24, 2024, that may be issued in connection with mergers, acquisitions and/or (strategic) alliances. Our shareholders also authorized the Board of Management through October 24, 2025, subject to approval of the Supervisory Board, to restrict or exclude preemptive rights with respect to holders of ordinary shares up to a maximum of 5% of our issued share capital in connection with the general authorization to issue shares and/or rights to shares, plus an additional 5% in connection with the authorization to issue shares and/or rights to shares in connection with mergers, acquisitions and/or (strategic) alliances.
We may repurchase our issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and our Articles of Association. Any such repurchases are subject to the approval of the Supervisory Board and authorization by the General Meeting, which authorization may not be for more than 18 months.
At the 2024 AGM, the Board of Management was authorized, subject to Supervisory Board approval, to repurchase through October 24, 2025, up to a maximum of 10% of our issued share capital at April 24, 2024, at a price between the nominal value of the ordinary shares purchased and 110% of the market price of these securities on
Euronext Amsterdam or Nasdaq.
ASML Preference Shares Foundation
The ASML Preference Shares Foundation (Stichting Preferente Aandelen ASML), a foundation organized under
Dutch law, has been granted an option right to acquire preference shares in the share capital of ASML. The
Foundation may exercise the Preference Share Option in situations where, in the opinion of the Foundation’s Board of Directors, our interests, our business or the interests of our stakeholders are at stake. This may be the case if:
•A public bid for our shares is announced or made, or there is a justified expectation that such a bid will be made without any agreement having been reached with ASML in relation to such a bid; or
•In the opinion of the Foundation’s Board of Directors, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with our interests, our business or our stakeholders.
The Foundation’s objectives are to look after our interests and those of ASML and the enterprises maintained by and/or affiliated in a group with ASML, in such a way that our interests and those of enterprises and all parties concerned are safeguarded in the best possible way, and that influences in conflict with these interests, which might affect the independence or the identity of ASML and those companies, are deterred to the best of the
Foundation’s ability, and everything related to the above or possibly conducive thereto. The Foundation aims to realize its objects by acquiring and holding cumulative preference shares in our capital and by exercising the rights attached to these shares, particularly the voting rights.
The Preference Share Option gives the Foundation the right to acquire such number of cumulative preference shares as the Foundation will require, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares issued at the time of exercise of the Preference Share Option. The subscription price will be equal to their nominal value. Only one-quarter of the subscription price would be payable at the time of initial issuance of the cumulative preference shares, with the other three-quarters of the nominal value only being payable when we call up this amount. Exercise of the
Preference Share Option could effectively dilute the voting power of the outstanding ordinary shares by one-half.
Cancellation and repayment of the issued cumulative preference shares by ASML requires authorization by the
General Meeting, on a proposal to this effect made by the Board of Management and approved by the Supervisory
Board. If the Preference Share Option is exercised and as a result cumulative preference shares are issued, we will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation at the
Foundation’s request. In that case, we are obliged to effect the repurchase and respective cancellation as soon as possible. A cancellation will result in a repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. A repurchase of the cumulative preference shares can only take place when such shares are fully paid up.
If the Foundation does not request that we repurchase or cancel all cumulative preference shares held by the
Foundation within 20 months of issuance of these shares, we will be required to convene a General Meeting for the purpose of deciding on a repurchase or cancellation of these shares.
The Foundation is independent of ASML. The Board of Directors of the Foundation is composed of four independent members from the Netherlands’ business and academic communities. The Foundation’s Board of
Directors is composed, per December 31, 2024, of the following members: Mr. A.P.M. van der Poel, Mr. S. Perrick,
Mr. S.S. Vollebregt and Mr. J.B.M. Streppel. Effective per January 1, 2025, Mr. A.P.M. van der Poel was replaced by
Mr. W. A. Pelsma.
Other than the arrangements made with the Foundation as described above, ASML has not established any other anti-takeover devices.
Dividend policy
ASML aims to distribute a dividend that will be growing over time, paid quarterly. On an annual basis, the Board of
Management, upon prior approval from the Supervisory Board, submits a proposal to the AGM with respect to the amount of dividend to be declared with respect to the prior year, taking into account any interim dividend distributions. The dividend proposal in any given year will be subject to availability of distributable profits, retained earnings and cash, and may be affected by, among other things, our view of potential future liquidity requirements including for investments in production capacity, working capital requirements, the funding of our R&D programs and acquisition opportunities that may arise from time to time, and future changes in applicable tax and corporate laws.
ASML intends to declare a total dividend for the year of 2024 of €6.40 per ordinary share, which is a 4.9% increase compared to the 2023 total dividend of €6.10 per ordinary share. Recognizing the interim dividends of €1.52 per ordinary share paid in August 2024, November 2024 and February 2025, this leads to a final dividend proposal to the General Meeting of €1.84 per ordinary share.
Dividends on ordinary shares are payable out of net income or retained earnings, as shown in our Financial statements as adopted by our AGM, after payment first of (accumulated) dividends out of net income on any issued cumulative preference shares.
Purchase of equity securities
In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements and other relevant factors.
In November 2022, we announced the current up to €12.0 billion 2022-2025 share buyback program of which we expect a total of up to 2.0 million shares will be used to cover employee share plans. ASML intends to cancel the remainder of the shares repurchased. The share buyback program may be suspended, modified or discontinued at any time.
In 2024, we repurchased 574,925 shares (2023: 1,620,128 shares) for a total consideration of €500.0 million (2023:
€1,000.0 million). In 2024, we cancelled 5,754,117 shares (2023: 3,553,815 shares).
The following table provides a summary of shares repurchased by ASML in 2024:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 1 – 31, 2024	54,938	797.29	54,938	10,756.2
February 1 – 29, 2024	217,359	849.36	272,297	10,571.6
March 1 – 31, 2024	196,519	892.93	468,816	10,396.1
April 1 – 30, 2024	106,109	905.71	574,925	10,300.0
May 1 – 31, 2024	—	—	574,925	10,300.0
June 1 – 30, 2024	—	—	574,925	10,300.0
July 1 – 31, 2024	—	—	574,925	10,300.0
August 1 – 31, 2024	—	—	574,925	10,300.0
September 1 – 30, 2024	—	—	574,925	10,300.0
October 1 – 31, 2024	—	—	574,925	10,300.0
November 1 – 30, 2024	—	—	574,925	10,300.0
December 1 – 31, 2024	—	—	574,925	10,300.0
Total	574,925	869.68